Stock-Based Compensation (Details 4) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2011 employee	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award
Stock-based compensation cost, unrecognized, related to non-vested awards, weighted average period of recognition		3 years
Stock-based compensation cost, unrecognized, related to non-vested awards		$ 1,101,000,000	$ 1,169,000,000
Shares available for purchase (in shares)		121,200,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award
Discount on purchase of common stock (as a percent)		5.00%
Maximum percentage of payroll deductions on eligible compensation (as a percent)		10.00%
Maximum stock purchases by employees, value		25,000
Maximum stock purchases by employees (in shares)		1,000
Employees purchased shares under the ESPP (in shares)		1,600,000	1,900,000	2,400,000
Shares available for purchase (in shares)		3,800,000	5,400,000	7,200,000
Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award
Tax benefits realized from stock awards		454,000,000	283,000,000	293,000,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Fair value of stock units granted		486,000,000	803,000,000	421,000,000
Stock-based compensation cost, unrecognized, related to non-vested awards, weighted average period of recognition		3 years
Fair value of stock units vested and released		509,000,000	373,000,000	503,000,000
Stock-based compensation cost, unrecognized, related to non-vested awards		938,000,000	1,021,000,000	865,000,000
Fair value of stock units granted per non-executive employee, second quarter 2011	1,000
Number of non-executive employees to receive equity award grant, second quarter 2011	400,000
Weighted Average Grant Price
Weighted Average grant price, beginning balance (in dollars per share)		$ 129	$ 110	$ 102
Granted (in dollars per share)		$ 184	$ 154	$ 122
Released (in dollars per share)		$ 117	$ 106	$ 98
Canceled/forfeited (in dollars per share)		$ 139	$ 122	$ 105
Weighted Average grant price, ending balance (in dollars per share)		$ 148	$ 129	$ 110
Number of units
Beginning balance (in shares)		12,218,601	11,196,446	13,405,654
Granted (in shares)		2,635,772	5,196,802	3,459,303
Released (in shares)		(4,338,787)	(3,508,700)	(5,102,951)
Canceled/forfeited (in shares)		(674,125)	(665,947)	(565,560)
Ending balance (in shares)		9,841,461	12,218,601	11,196,446
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period		3 years
Fair value of stock units granted		186,000,000	165,000,000	145,000,000
Fair value of stock units vested and released		$ 203,000,000	$ 141,000,000	$ 153,000,000
Weighted Average Grant Price
Weighted Average grant price, beginning balance (in dollars per share)		$ 122	$ 111	$ 107
Granted (in dollars per share)		$ 185	$ 154	$ 117
Additional shares earned above target (in dollars per share)		$ 102	$ 118	$ 103
Released (in dollars per share)		$ 102	$ 118	$ 103
Canceled/forfeited (in dollars per share)		$ 131	$ 118	$ 108
Weighted Average grant price, ending balance (in dollars per share)		$ 151	$ 122	$ 111
Number of units
Beginning balance (in shares)		3,686,991	3,649,288	3,476,737
Granted (in shares)		1,004,003	1,055,687	1,239,468
Additional shares earned above target (in shares)		550,399	230,524	463,913
Released (in shares)		(1,998,746)	(1,189,765)	(1,486,484)
Canceled/forfeited (in shares)		(70,446)	(58,743)	(44,346)
Ending balance (in shares)		3,172,201	3,686,991	3,649,288